Income taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income taxes
Schedule of loss before income taxes

	March 31,
	2018	2019	2020
Domestic	(1,481,129)	1,448,942	(316,792)
Foreign operations	(2,513,960)	(2,594,700)	(453,598)
Total	(3,995,089)	(1,145,758)	(770,390)

Summary of components of income tax expense

	March 31,
	2018	2019	2020
Current Period	74,583	75,347	46,924
Current income tax expenses	74,583	75,347	46,924
Origination and reversal of temporary differences	(17,696)	(10,865)	22,881
Current year losses for which deferred tax is recognised	—	(16,645)	—
Deferred tax (benefit)/ expense	(17,696)	(27,510)	22,881
Total income tax expenses as reported in statement of profit or loss	56,887	47,837	69,805

Reconciliation of tax expense and accounting profit multiplied by tax rate

	March 31,
	2018	2019	2020
Loss for the year	(4,051,976)	(1,193,595)	(840,195)
Income tax expense/(reversal)	56,887	47,837	69,805
Loss before income taxes	(3,995,089)	(1,145,758)	(770,390)
Expected tax expense at statutory income tax rate	(769,353)	(631,000)	(37,172)
Non-deductible expenses	107,541	(32,884)	(118,005)
Utilization of previously unrecognised tax losses	(5,342)	(10,463)	—
Recognition of previously unrecognised tax losses	—	—	17,696
Current year losses for which no deferred tax asset was recognized	887,997	638,730	167,129
Change in unrecognised temporary differences	(177,244)	82,109	27,000
Effect of change in tax rate	12,462	1,949	10,339
Others	827	(604)	2,818
	56,887	47,837	69,805